Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Pay				Performance
					Cumulative Total
					Shareholder Return (c)
	PEO		Average of Non-PEO NEOs		(Value of $100 Initial Investment)
	SCT Total	Compensation	SCT Total	Compensation		Peer	Net	Basic Earnings
Year (a)	Compensation	Actually Paid (b)	Compensation	Actually Paid (b)	HTH	Group (d)	Income ($M)	Per Share (e)
2022	$4,889,906	$1,531,156	$2,445,127	$2,237,700	$127	$106	$113	$1.61
2021	$6,678,697	$11,966,446	$2,690,782	$3,667,347	$146	$117	$374	$4.64
2020	$6,094,984	$9,147,376	$3,229,921	$3,707,625	$112	$88	$448	$5.02

(a)	For each covered year, the CEO was Jeremy B. Ford and for each covered year, the other NEOs were William B. Furr, Jerry L. Schaffner, Stephen Thompson and M. Bradley Winges.
(b)	Amounts reported in this column are based on total compensation reported for our PEO and other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
(c)	Column reflects total shareholder return calculated in the manner prescribed by Item 201(e) of Regulation S-K, and reflects the cumulative value of $100, including the reinvestment of dividends, if such amount were invested on January 31, 2019.
(d)	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K, the KBW NASDAQ Regional Bank Index.
(e)	Represent Basic Earnings per Share as presented in our audited financial statements.

Company Selected Measure Name	Basic Earnings per Share
Named Executive Officers, Footnote [Text Block]
(a)	For each covered year, the CEO was Jeremy B. Ford and for each covered year, the other NEOs were William B. Furr, Jerry L. Schaffner, Stephen Thompson and M. Bradley Winges.

Peer Group Issuers, Footnote [Text Block]
(d)	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K, the KBW NASDAQ Regional Bank Index.

PEO Total Compensation Amount	$ 4,889,906	$ 6,678,697	$ 6,094,984
PEO Actually Paid Compensation Amount	$ 1,531,156	11,966,446	9,147,376
Adjustment To PEO Compensation, Footnote [Text Block]

	2022		2021		2020
Adjustments	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Total from Summary Compensation Table	$4,889,906	$2,445,127	$6,678,697	$2,690,782	$6,094,984	$3,229,921
Subtract grant date fair value of equity awards reported in Summary Compensation Table for the covered year	(3,451,471)	(1,064,840)	(4,322,657)	(791,874)	(3,780,651)	(474,109)
Add fair value at year-end of any equity awards granted in the covered year that are outstanding and unvested as of the end of the covered year	2,655,725	777,458	6,062,446	1,106,608	6,058,037	781,492
Add/subtract change in fair value of awards granted in any prior year that are outstanding and unvested at end of covered year	(2,049,477)	(317,180)	2,884,432	579,188	1,027,441	213,554
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	—	—	—	—	—	—
Add/subtract change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	(513,527)	397,135	663,528	82,643	(252,435)	(43,233)
Total Impact: Adjustments for stock and option awards	$(3,358,750)	$(207,427)	$5,287,749	$976,565	$3,052,392	$477,704
Compensation Actually Paid (as calculated)	$1,531,156	$2,237,700	$11,966,446	$3,667,347	$9,147,376	$3,707,625

Non-PEO NEO Average Total Compensation Amount	$ 2,445,127	2,690,782	3,229,921
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,237,700	3,667,347	3,707,625
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022		2021		2020
Adjustments	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Total from Summary Compensation Table	$4,889,906	$2,445,127	$6,678,697	$2,690,782	$6,094,984	$3,229,921
Subtract grant date fair value of equity awards reported in Summary Compensation Table for the covered year	(3,451,471)	(1,064,840)	(4,322,657)	(791,874)	(3,780,651)	(474,109)
Add fair value at year-end of any equity awards granted in the covered year that are outstanding and unvested as of the end of the covered year	2,655,725	777,458	6,062,446	1,106,608	6,058,037	781,492
Add/subtract change in fair value of awards granted in any prior year that are outstanding and unvested at end of covered year	(2,049,477)	(317,180)	2,884,432	579,188	1,027,441	213,554
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	—	—	—	—	—	—
Add/subtract change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	(513,527)	397,135	663,528	82,643	(252,435)	(43,233)
Total Impact: Adjustments for stock and option awards	$(3,358,750)	$(207,427)	$5,287,749	$976,565	$3,052,392	$477,704
Compensation Actually Paid (as calculated)	$1,531,156	$2,237,700	$11,966,446	$3,667,347	$9,147,376	$3,707,625

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Most Important Financial Performance Measures

The following were the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance:

●	Total Shareholder Return (“TSR”)
●	Basic Earnings Per Share (“EPS”)
●	Net Income

Total Shareholder Return Amount	$ 127	146	112
Peer Group Total Shareholder Return Amount	106	117	88
Net Income (Loss)	$ 113,000,000	$ 374,000,000	$ 448,000,000
Company Selected Measure Amount | item	1.61	4.64	5.02
PEO Name	Jeremy B. Ford
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return (“TSR”)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Basic Earnings Per Share (“EPS”)
Non-GAAP Measure Description [Text Block]
(e)	Represent Basic Earnings per Share as presented in our audited financial statements.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
PEO [Member] | Subtract grant date fair value of equity awards reported in Summary Compensation Table for the covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,451,471)	$ (4,322,657)	$ (3,780,651)
PEO [Member] | Add fair value at year-end of any equity awards granted in the covered year that are outstanding and unvested as of the end of the covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,655,725	6,062,446	6,058,037
PEO [Member] | Add/subtract change in fair value of awards granted in any prior year that are outstanding and unvested at end of covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,049,477)	2,884,432	1,027,441
PEO [Member] | Add/subtract change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(513,527)	663,528	(252,435)
PEO [Member] | Total Impact: Adjustments for stock and option awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,358,750)	5,287,749	3,052,392
Non-PEO NEO [Member] | Subtract grant date fair value of equity awards reported in Summary Compensation Table for the covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,064,840)	(791,874)	(474,109)
Non-PEO NEO [Member] | Add fair value at year-end of any equity awards granted in the covered year that are outstanding and unvested as of the end of the covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	777,458	1,106,608	781,492
Non-PEO NEO [Member] | Add/subtract change in fair value of awards granted in any prior year that are outstanding and unvested at end of covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(317,180)	579,188	213,554
Non-PEO NEO [Member] | Add/subtract change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	397,135	82,643	(43,233)
Non-PEO NEO [Member] | Total Impact: Adjustments for stock and option awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (207,427)	$ 976,565	$ 477,704